SUPPLEMENTAL DISCLOSURES (Tables)	9 Months Ended
Sep. 30, 2013
Schedule Of Cash Paid For Interest And Income Taxes

	Nine Months Ended September 30,
(In thousands)	2013	2012
Interest	$1,189,876	$1,110,139
Income taxes	38,366	44,989